AMORTIZING INTANGIBLE ASSETS AND UNFAVORABLE GAS GATHERING CONTRACT - Estimated Aggregate Annual Amortization Expected to be Recognized (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Intangible assets
2017	$ 41,854
2018	41,323
2019	41,154
2020	43,403
2021	41,630
Unfavorable gas gathering contract
2017	2,158
2018	1,888
2019	0
2020	0
2021	$ 0